Cover	Sep. 25, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2020
Entity File Number	1-8097
Entity Registrant Name	Valaris plc
Entity Central Index Key	0000314808
Entity Tax Identification Number	98-0635229
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	110 Cannon Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC4N6EU
City Area Code	44 (0)
Local Phone Number	20 7659 4660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A ordinary shares, U.S. $0.40 par value
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, U.S. $0.40 par value
Trading Symbol	VAL
Security Exchange Name	NYSE
4.70% Senior Notes due 2021
Document Information [Line Items]
Title of 12(b) Security	4.70% Senior Notes due 2021
Trading Symbol	VAL21
Security Exchange Name	NYSE
4.50% Senior Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	4.50% Senior Notes due 2024
Trading Symbol	VAL24
Security Exchange Name	NYSE
8.00% Senior Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	8.00% Senior Notes due 2024
Trading Symbol	VAL24A
Security Exchange Name	NYSE
5.20% Senior Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	5.20% Senior Notes due 2025
Trading Symbol	VAL25A
Security Exchange Name	NYSE
7.75% Senior Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	7.75% Senior Notes due 2026
Trading Symbol	VAL26
Security Exchange Name	NYSE
5.75% Senior Notes due 2044
Document Information [Line Items]
Title of 12(b) Security	5.75% Senior Notes due 2044
Trading Symbol	VAL44
Security Exchange Name	NYSE
4.875% Senior Note due 2022
Document Information [Line Items]
Title of 12(b) Security	4.875% Senior Note due 2022
Trading Symbol	VAL/22
Security Exchange Name	NYSE
4.75% Senior Note due 2024
Document Information [Line Items]
Title of 12(b) Security	4.75% Senior Note due 2024
Trading Symbol	VAL/24
Security Exchange Name	NYSE
7.375% Senior Note due 2025
Document Information [Line Items]
Title of 12(b) Security	7.375% Senior Note due 2025
Trading Symbol	VAL/25
Security Exchange Name	NYSE
5.4% Senior Note due 2042
Document Information [Line Items]
Title of 12(b) Security	5.4% Senior Note due 2042
Trading Symbol	VAL/42
Security Exchange Name	NYSE
5.85% Senior Note due 2044
Document Information [Line Items]
Title of 12(b) Security	5.85% Senior Note due 2044
Trading Symbol	VAL/44
Security Exchange Name	NYSE